Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Interest rate swaps	$ 188	$ (16,151)
Bunker swaps	0	1,989
Fair Value, Net Asset (Liability), Total	$ 188	$ (14,162)